Consolidated Balance Sheets (Parentheticals) - $ / shares	May 31, 2024	May 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	18,607,931	5,075,420
Ordinary shares, shares outstanding	18,607,931	5,075,420